Trade and other payables (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of trade and other payables [Line Items]
Current dividend payables	$ 7,602	$ 9,074
Kibali Jersey Limited [member]
Disclosure of trade and other payables [Line Items]
Current contract liabilities	$ 8,300	17,900	$ 16,000
Current dividend payables		$ 8,000
Trade and other payables [member] | Kibali Jersey Limited [member]
Disclosure of trade and other payables [Line Items]
Borrowings, maturity	120 days